Lease obligations - Schedule of lease obligations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities [abstract]
Balance	$ 125,962	$ 152,619	$ 183,424
Additions	179,755
Add: Interest Expense	9,349	10,367	11,480
Less: Lease Payments	(57,566)	(39,993)	(42,285)
Effects of foreign exchange	(2,144)	2,969
Balance	255,356	125,962	$ 152,619
Current	124,311	46,842
Non-current	$ 131,045	$ 79,120